UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21962

Epiphany Funds
(Exact name of registrant as specified in charter)

306 West 7th Street, Suite 616	Fort Worth TX	76102
(Address of principal executive offices)		(Zip code)

Matrix Capital Group, Inc.
630 Fitzwatertown Road
Building A, Second Floor
Willow Grove, PA 19090-1904
(Name and address of agent for service)

Registrant's telephone number, including area code: 817.529.0444

Date of fiscal year end:  10/31/2008

Date of reporting period: 04/30/2008

Form N-CSRS is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).  The Commission may use the information provided on Form N-CSRS in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSRS, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-CSRS unless the Form displays a currently valid Office of Management and Budget ("OMB")  control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1.	REPORTS TO SHAREHOLDERS

The Semi-Annual Report to Shareholders for the period ended April 30, 2008 pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended, (the “1940 Act”)(17 CFR 270.30e-1) is filed herewith.

EPIPHANY FUNDS

SEMI-ANNUAL REPORT

April 30, 2008

June 26, 2008
Dear Epiphany Shareholder,

Greetings.  I hope you and your family are enjoying the slower pace of the summer season.

As you know, the Fund shifted its investment strategy to follow the Faith & Family Values 100 Index and subsequently changed its name to the Epiphany Faith and Family Values 100 Fund, effective March 3, 2008.  The standards applied are based on the magisterial teachings of the Catholic Church and the composition of the portfolio is specifically designed to attempt to match the overall returns of the S&P 500 Index.  The transition of the portfolio holdings continues and is dependent on the rate of growth in new assets in the Fund.  As additional money is invested in the Fund, additional securities will be purchased.

As of April 30, 2008, the Fund’s portfolio reflected the following industry weightings:

Food	10.55%	Multimedia	4.07%
Computers	8.19%	Financial Services	3.09%
Retail	7.82%	Tools	3.02%
Oil & Gas	6.73%	Iron & Steel	2.71%
Miscellaneous Manufacturing	6.36%	Insurance	2.32%
Semiconductors	6.22%	Mining	2.09%
Banks	5.58%	Internet	2.06%
Cosmetics	5.45%	Aerospace & Defense	1.82%
Telecommunications	4.88%	Packaging & Containers	1.55%
Machinery	4.20%	Biotechnology	1.02%

The percentages in the above table are based on net assets of the Fund as of April 30, 2008 and are subject to change.

Because we hope our efforts will have a positive impact on the world, in addition to our screening of companies, we are active shareholders of the companies that we hold.  We sold our shares of Aetna in February.  Despite our best efforts to encourage them to change their policy on abortion, we were not successful.  Another way to have a voice in shaping the role a company plays in the community is proxy voting.  Over the past six months, we have voted 68 proxies for companies held in the Fund.  In 47% of the cases we voted against management.  In most of those cases, our vote was related to corporate governance issues like independent board members and the separation of the chairman and CEO.  The complete report of all proxy votes for the one year period ended June 30, 2008 will be available in August 2008 on the SEC’s website at http://www.sec.gov.

For the period from November 1, 2007 to April 30, 2008, the performance for the Epiphany Faith and Family Values 100 Fund Class N was -4.17%*, outperforming its benchmark, the Domini 400 Social Index**, by 7.67%.  The benchmark’s performance during the same period was -11.84%*.  Since inception on January 8, 2007 the Epiphany Faith and Family Values 100 Fund Class N had an annualized return of -2.52%* while the Domini 400 Social Index returned -3.59% during the same period.  The Epiphany Faith and Family Values 100 Fund Class A and Class C commenced operations on March 19, 2008 and February 13, 2008, respectively.  Since inception on March 19, 2008, the Epiphany Faith and Family Values 100 Fund Class A had a return of 7.85%*.  Since inception on February 13, 2008, the Epiphany Faith and Family Values 100 Fund Class C had a return of 4.02%*.

Thank you for your support of the Epiphany Fund.

Many blessings to you and your family,

Sam Saladino
President
Epiphany Faith & Family Values 100 Fund

This report is intended for the Fund’s Shareholders.  It may not be distributed to prospective investors unless it is preceded or accompanied by the current Fund prospectus.

* The six-month return for the Epiphany Faith and Family Values 100 Fund Class N and the Domini 400 Social Index and the since inception returns for the Epiphany Faith and Family Values 100 Fund Class A and Class C are aggregate total returns, not annualized.  The performance information quoted in this semi-annual report assumes the reinvestment of all dividend and capital gain distributions, if any, and represents past performance, which is not a guarantee of future results.  The returns shown do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.  Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance may be lower or higher than the performance data quoted.  To obtain performance data current to the most recent month end, please call 1-877-977-3747.  We advise you to consider the Funds’ objectives, risks, charges and expenses carefully before investing.  The prospectus contains this and other important information about the Fund.  Please read the prospectus carefully before you invest.  The returns stated above do not take into consideration transaction charges such as sales loads or redemptions fees.  If these fees were taken into consideration the returns would be lower. The Fund imposes a 2.00% redemption fee on Class N shares redeemed within 60 days of purchase. A maximum sales charge of 5.00% is imposed on Class A shares.  Shareholders of Class C shares are imposed a contingent deferred sales charge (“CDSC”) of 1.00% in the event of certain redemption transactions within one year following such investments.

** The Domini 400 Social Index (“DS400”) by KLD Research & Analytics, Inc. is a float-adjusted market capitalization-weighted common stock index modeled on the S&P 500 Index.  The DS400 is the first benchmark for equity portfolios subject to multiple social screens.  It is a widely recognized benchmark for measuring the impact of social screening on financial returns and the performance of socially screened portfolios.  Please note that indices do not take into account any fees and expenses of investing in the individual securities that they track, and individuals cannot invest directly in any index.  As with any fund, save an index fund, that commonly compares its performance to the DS400, such a comparison may be said to be inappropriate because of the dissimilarity between the Fund’s investments and the securities comprising the index; so too with the Epiphany Faith and Family Values 100 Fund, which will not invest in certain securities comprising this index.

Total Fund operating expense ratios as stated in the current Fund prospectus dated March 3, 2008 for the Epiphany Faith and Family Values 100 Fund were as follows:

Epiphany Faith and Family Values 100 Fund Class N, gross of fee waivers or expense reimbursements	34.01%
Epiphany Faith and Family Values 100 Fund Class N, after waiver and reimbursement ***	1.59%
Epiphany Faith and Family Values 100 Fund Class A, gross of fee waivers or expense reimbursements	34.01%
Epiphany Faith and Family Values 100 Fund Class A, after waiver and reimbursement ***	1.59%
Epiphany Faith and Family Values 100 Fund Class C, gross of fee waivers or expense reimbursements	34.76%
Epiphany Faith and Family Values 100 Fund Class C, after waiver and reimbursement ***	2.34%

*** The Adviser has contractually agreed to waive fees and/or reimburse expenses, but only to the extent necessary to limit Total Annual Fund Operating Expenses, excluding brokerage fees and commissions; borrowing costs, such as interest; taxes; indirect expenses incurred by the underlying funds in which the Fund invests, and extraordinary expenses) to 1.50% of the average daily net assets of the Fund’s Class N and Class A shares and 2.25% of the average daily net assets of the Fund’s Class C shares through February 29, 2009.  Total Gross Operating Expenses (Annualized) during the six-month period from November 1, 2007 to April 30, 2008 were 10.95% for the Class N shares.  Total Gross Operating Expenses (Annualized) during the periods since inception from March 19, 2008 for the Class A shares and February 13, 2008 for the Class C shares through April 30, 2008 were 10.13% for the Class A shares and 11.74% for the Class C shares.  Please see the Information About Your Fund’s Expenses, the Financial Highlights and Notes to Financial Statements (Note 4) sections of this report for gross and net expense related disclosure during the period ended April 30, 2008.

EPIPHANY FUNDS	SEMI-ANNUAL REPORT

Information About Your Fund’s Expenses (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption fees imposed by the Fund for certain short-term redemptions; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees; and other Fund expenses.  The example below is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

For Class N shares, the table below illustrates an example investment of $1,000 made on 10/31/07 and held for the entire period of 10/31/07 through 04/30/08.  For Class A and Class C shares, the table illustrates an example investment of $1,000 made on the inception date (03/19/08 for Class A shares and 02/13/08 for Class C shares) and held for the entire period of each class’ inception date through 04/30/08.

Actual Expenses

The first section of the table provides information about actual account values and actual expenses (relating to the example $1,000 investment made on 10/31/07 for Class N shares and inception dates for Class A and Class C shares).  You may use the information in this row, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first row under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second section of the table provides information about the hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.  You may use this information to compare the ongoing costs of investing in the Fund and other funds.  To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees.  Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.  For more information on transactional costs, please refer to the Fund’s prospectus.

Expenses and Value of a $1,000 Investment for the period from 10/31/07 for Class N shares, the period since inception from 3/18/08 for Class A shares and the period since inception from 02/13/08 for Class C shares through 04/30/08

Actual Fund Return (in parentheses)	Beginning Account Value 10/31/07	Ending Account Value 04/30/08	Expenses Paid During Period
Class N (-4.17%)	$ 1,000.00	$ 958.30	$ 7.30*
Class A (+7.85%)	1,000.00	1,078.50	1.79**
Class C (+4.02%)	1,000.00	1,040.20	4.77***

Hypothetical 5% Fund Return	Beginning Account Value 10/31/07	Ending Account Value 04/30/08	Expenses Paid During Period
Class N	$ 1,000.00	$ 1,017.40	$ 7.52*
Class A	1,000.00	1,017.40	7.52*
Class C	1,000.00	1,013.67	11.27*

* Expenses are equal to the Fund’s annualized expense ratios of 1.50%, 1.50%, and 2.25% for the Class N, Class A and Class C shares, respectively; multiplied by the average account value over the period, multiplied by 182/366 to reflect the one-half year period.

** Expenses are equal to the Fund’s annualized expense ratio of 1.50% for the Class A shares, multiplied by the average account value over the period, multiplied by 42/366 to reflect the period since commencement of operations (3/19/08).

*** Expenses are equal to the Fund’s annualized expense ratio of 2.25% for the Class C shares, multiplied by the average account value over the period, multiplied by 76/366 to reflect the period since commencement of operations (2/13/08).

For more information on Fund expenses, please refer to the Fund’s prospectus, which can be obtained from your investment representative or by calling 877-977-3747.  Please read it carefully before you invest or send money.

EPIPHANY FUNDS
EPIPHANY FAITH AND FAMILY VALUES 100 FUND
SCHEDULE OF INVESTMENTS
April 30, 2008 (Unaudited)	SEMI-ANNUAL REPORT

	Shares	Value
COMMON STOCK - (89.73%)

AEROSPACE & DEFENSE - (1.82%)
United Technologies Corp.	350	$25,364

BANKS - (5.58%)
Bank of New York Mellon Corp.	325	14,147
BB&T Corp.	1,851	63,471
		77,618

BIOTECHNOLOGY - (1.02%)
Amgen, Inc. *	340	14,236

COMPUTERS - (8.19%)
Apple, Inc. *	300	52,185
Hewlett-Packard Co.	550	25,492
International Business Machines Corp.	300	36,210
		113,887

COSMETICS & TOILETRIES - (5.45%)
Colgate-Palmolive Co.	550	38,885
Procter & Gamble Co.	550	36,877
		75,762

DIVERSIFIED FINANCIAL SERVICES - (3.09%)
Citigroup, Inc.	1,250	31,587
Merrill Lynch & Co., Inc.	230	11,461
		43,048

FOOD - (10.55%)
Hormel Foods Corp.	1,200	47,292
Kellogg Co.	840	42,983
SYSCO Corp.	1,850	56,555
		146,830

INSURANCE - (2.32%)
American International Group, Inc.	700	32,340

INTERNET - (2.06%)
Google, Inc. *	50	28,715

IRON & STEEL - (2.71%)
Nucor Corp.	500	37,750

EPIPHANY FUNDS
EPIPHANY FAITH AND FAMILY VALUES 100 FUND
SCHEDULE OF INVESTMENTS
April 30, 2008 (Unaudited)	SEMI-ANNUAL REPORT

COMMON STOCK - (89.73%) - continued

MACHINERY - (4.20%)
Caterpillar, Inc.	560	$45,853
Deere & Co.	150	12,611
		58,464

MINING - (2.09%)
Alcoa, Inc.	345	11,999
Freeport-McMoRan Copper & Gold, Inc.	150	17,063
		29,062

MISCELLANEOUS MANUFACTURING - (6.36%)
3M Co.	600	46,140
Teleflex, Inc.	770	42,419
		88,559

MULTIMEDIA - (4.07%)
McGraw-Hill Cos., Inc.	1,380	56,566

OIL & GAS SERVICES - (6.73%)
ConocoPhillips	245	21,107
Exxon Mobil Corp.	780	72,595
		93,702

PACKAGING & CONTAINERS - (1.55%)
Packaging Corp. of America	980	21,540

RETAIL - (7.82%)
Costco Wholesale Corp.	200	14,250
CVS Caremark Corp.	660	26,644
Lowe's Cos., Inc.	2,694	67,862
		108,756

SEMICONDUCTORS - (6.22%)
Intel Corp.	1,250	27,825
Linear Technology Corp.	1,680	58,733
		86,558

TELECOMMUNICATIONS - (4.88%)
Cisco Systems, Inc. *	1,500	38,460
Corning, Inc.	1,100	29,381
		67,841

EPIPHANY FUNDS
EPIPHANY FAITH AND FAMILY VALUES 100 FUND
SCHEDULE OF INVESTMENTS
April 30, 2008 (Unaudited)	SEMI-ANNUAL REPORT

COMMON STOCK - (89.73%) - continued

TOOLS - (3.02%)
Lincoln Electric Holdings, Inc.	550	$41,965

TOTAL COMMON STOCK (Cost $1,241,943)		1,248,563

SHORT-TERM INVESTMENTS - (8.52%)
Huntington National Bank Money Market IV, 1.36% ** (Cost $118,588)	118,588	118,588

TOTAL INVESTMENTS (Cost $1,360,531) - 98.25%		$1,367,151

OTHER ASSETS IN EXCESS OF LIABILITIES, NET - 1.75%		24,357

NET ASSETS - 100%		$1,391,508

* Non-Income producing security.
** Rate shown represents the rate at April 30, 2008, is subject to change and resets daily.

The accompanying notes are an integral part of these financial statements.

EPIPHANY FUNDS
SEMI-ANNUAL REPORT

STATEMENT OF ASSETS AND LIABILITIES - April 30, 2008 (Unaudited)

Epiphany Faith and Family
Values 100 Fund
Assets:
Investments, at market (identified cost $1,360,531)	$1,367,151
Due from adviser	18,255
Prepaid expenses	11,740
Receivables:
Dividends	2,632
Total assets	1,399,778

Liabilities:
Payables:
Accrued expenses	4,218
Due to administrator	3,527
Accrued Distrtibution (12b-1) fees	525
Total liabilities	8,270

Net Assets	$1,391,508

Sources of Net Assets:
Paid-in capital	$1,480,444
Undistributed net investment income	489
Accumulated net realized loss on investments	(96,045)
Net unrealized appreciation on investments	6,620

Total Net Assets (147,348 shares of benefical interest issued and outstanding, unlimited shares authorized)	$1,391,508

No-load class shares:
Net Assets applicable to 145,391 shares outstanding	$1,373,038
Net Asset Value, and offering price per share	$9.44

Redemption price per share *	$9.25

Class A shares:
Net Assets applicable to 855 shares outstanding	$8,071
Net Asset Value and redemption price per share	$9.44

Offering price per share Class A **	$9.94

Class C shares:
Net Assets applicable to 1,102 shares outstanding	$10,399
Net Asset Value and offering price per share	$9.44

Redemption price per share Class C ***	$9.35

*	A redemption fee of 2.00% is imposed in the event of certain redemption transactions within sixty days following such investments.
**	A maximum sales charge of 5.00% is imposed on Class A shares.
***	A contingent deferred sales charge ("CDSC") of 1.00% is imposed in the event of certain redemption transactions within one year following such investments.

The accompanying notes are an integral part of these financial statements.

EPIPHANY FUNDS
SEMI-ANNUAL REPORT

STATEMENT OF OPERATIONS

Epiphany Faith and Family
Values 100 Fund

For the Six Months Ended
April 30, 2008
Investment Income:	(Unaudited)
Dividends from money market funds	$2,154
Dividends from equities	13,979
Total investment income	16,133

Expenses:
Management fees	4,658
Distribution (12b-1) fees - Class N	1,545
Distribution (12b-1) fees - Class A	2
Distribution (12b-1) fees - Class C	21
Accounting and transfer agent fees and expenses	18,568
Legal fees	8,976
Compliance officer fees	8,976
Audit fees	6,241
Registration fees	6,067
Trustee fees and expenses	4,177
SEC Filing Fees	3,777
Custodian fees	2,819
Pricing fees	1,147
Insurance	918
Miscellaneous expense	141
Total expenses	68,033
Less: fees waived and expenses absorbed	(58,699)
Net expenses	9,334

Net investment income	6,799

Realized and unrealized gain (loss) on investments:
Net realized loss on investments	(90,713)
Net change in unrealized appreciation on investments	36,584
Net loss on investments	(54,129)

Net decrease in net assets resulting from operations	$(47,330)

The accompanying notes are an integral part of these financial statements.

EPIPHANY FUNDS
SEMI-ANNUAL REPORT

STATEMENTS OF CHANGES IN NET ASSETS

	Epiphany Faith and Family Values 100 Fund

	For the Six Months Ended April 30, 2008	For the Period Ended October 31, 2007*
	(Unaudited)
Operations:
Net investment income	$6,799	$3,155
Net realized gain (loss) on investments	(90,713)	13,987
Net change in unrealized appreciation (depreciation) on investments	36,584	(29,964)
Net decrease in net assets resulting from operations	(47,330)	(12,822)

Distributions to shareholders from:
Net investment income	(7,142)	(2,323)
Net realized gain	(19,319)	-
	(26,461)	(2,323)

Capital share transactions (Note 2):
Increase in net assets from Fund share transactions	272,061	1,108,383

Increase in net assets	198,270	1,093,238

Net Assets:
Beginning of period	1,193,238	100,000

End of period (Including Undistributed Net Investment Income of $489 and $832, respectively)	$1,391,508	$1,193,238

* The Epiphany Faith & Family Values 100 Fund commenced operations on January 8, 2007.

The accompanying notes are an integral part of these financial statements.

EPIPHANY FUNDS
SEMI-ANNUAL REPORT

FINANCIAL HIGHLIGHTS

The following tables set forth the per share operating performance data for a share of capital stock outstanding, total return ratios to average net assets and other supplemental data for the periods indicated.

	Epiphany Faith and Family Values 100 Fund

	Class N

	For the Six Months Ended April 30, 2008		For the Period Ended October 31, 2007*
	(Unaudited)

Net Asset Value, Beginning of Period	$10.05		$10.00

Investment Operations:
Net investment income [1]	0.05		0.06
Net realized and unrealized gain (loss) on investments	(0.47)		0.03
Total from investment operations	(0.42)		0.09

Distributions from:
Net investment income	(0.05)		(0.04)
Net realized capital gain	(0.14)		-
	(0.19)		(0.04)

Net Asset Value, End of Period	$9.44		$10.05

Total Return [2]	(4.17)%		0.92%

Ratios/Supplemental Data
Net assets, end of period (in 000's)	$1,373		$1,193

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	10.95%	[3]	33.92%	[3]
After fees waived and expenses absorbed	1.50%	[3]	1.50%	[3]

Ratio of net investment income (loss):
Before fees waived and expenses absorbed	(8.35)%	[3]	(31.71)%	[3]
After fees waived and expenses absorbed	1.10%	[3]	0.71%	[3]

Portfolio turnover rate	61%		116%

*	The Epiphany Faith & Family Values 100 Fund No-Load Class commenced operations on January 8, 2007.
[1]	Per share amounts were calculated using the average shares method.
[2]	Aggregate total return, not annualized. Represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.
[3]	Annualized.

The accompanying notes are an integral part of these financial statements.

EPIPHANY FUNDS
SEMI-ANNUAL REPORT

FINANCIAL HIGHLIGHTS

The following tables set forth the per share operating performance data for a share of capital stock outstanding, total return ratios to average net assets and other supplemental data for the period indicated.

	Epiphany Faith and Family Values 100 Fund

	Class A		Class C

	For the Period Ended April 30, 2008*		For the Period Ended April 30, 2008**
	(Unaudited)		(Unaudited)

Net Asset Value, Beginning of Period	$8.77		$9.08

Investment Operations:
Net investment income [1,2]	--		--
Net realized and unrealized gain on investments	0.69		0.36
Total from investment operations	0.69		0.36

Distributions from:
Net investment income	(0.02)		--	[3]
Net realized capital gain	--		--
	(0.02)		--

Net Asset Value, End of Period	$9.44		$9.44

Total Return [4]	7.85%		4.02%

Ratios/Supplemental Data
Net assets, end of period (in 000's)	$8		$1

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	10.13%	[5]	11.74%	[5]
After fees waived and expenses absorbed	1.50%	[5]	2.25%	[5]

Ratio of net investment income (loss):
Before fees waived and expenses absorbed	(8.33)%	[5]	(9.46)%	[5]
After fees waived and expenses absorbed	0.30%	[5]	0.03%	[5]

Portfolio turnover rate	61%		61%

*	The Epiphany Faith & Family Values 100 Fund Class A commenced operations on March 19, 2008.
**	The Epiphany Faith & Family Values 100 Fund Class C commenced operations on February 13, 2008.
[1]	Per share amounts were calculated using the average shares method.
[2]	Net investment income per share resulted in less than $0.01 per share.
[3]	Net investment income distribution was less than $0.01 per share.
[4]	Aggregate total return, not annualized. Represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.
[5]	Annualized.

The accompanying notes are an integral part of these financial statements.

EPIPHANY FUNDS

NOTES TO FINANCIAL STATEMENTS

April 30, 2008 (Unaudited)	SEMI-ANNUAL REPORT

(1)       ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Epiphany Funds (the "Trust") was organized as an Ohio Business Trust on September 27, 2006.  The Trust is registered as an open-end management investment company under the Investment Company Act of 1940 (the "1940 Act").  The Trust is permitted to issue an unlimited number of shares of beneficial interest of separate series.  The sole authorized series of the Trust is the Epiphany Faith and Family Values 100 Fund (the “Fund”).  Prior to March 1, 2008, the Fund was named the Epiphany Core Equity Fund.  The Fund became effective with the SEC on January 5, 2007 and commenced operations on January 8, 2007.  The Fund is registered to offer three classes of shares, Class N, Class A and Class C.  The Class A shares commenced operations on March 19, 2008.  The Class C shares commenced operations on February 13, 2008.  Each class differs as to sales and redemption charges, minimum investment amounts and ongoing fees.  Income and realized/unrealized gains or losses are allocated to each class based on relative share balances.  The Fund is diversified.  The Fund’s investment objective is to seek long-term growth of capital from investments in companies whose business activities and practices are consistent with fundamental Christian moral and ethical principles.   The investment adviser to the Fund is Trinity Fiduciary Partners LLC (the “Adviser”).

The following is a summary of significant accounting policies consistently followed by the Fund.  The policies are in conformity with accounting principles generally accepted in the United States of America.

a)          Investment Valuation—The net asset value per share of the Fund is determined as of the close of regular trading on the New York Stock Exchange (normally 4:00 p.m., Eastern Time) on each day when the New York Stock Exchange is open for trading.  Assets for which market quotations are available are valued as follows: (a) securities that are traded on any stock exchange are generally valued at the last quoted sale price, or, if there were no sales on that day, at its last reported bid price; (b) securities traded on the NASDAQ over-the-counter market are generally valued at the NASDAQ Official Closing Price; (c) fixed income securities generally are valued by using market quotations but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices accurately reflect the fair market value of such securities; (d) short-term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board of Trustees of the Trust (the “Board”) has determined represents fair value. When market quotations are not readily available, when the Adviser determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value, or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review by the Board.  At April 30, 2008, no securities were valued by the Adviser.

In accordance with the Trust’s good faith pricing guidelines, the Adviser is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above.  No single standard exists for determining fair value controls, since fair value depends upon the circumstances of each individual case.  As a general principle, the current fair value of securities being valued by the Adviser would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale.  Methods which are in accord with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods.

b)          Federal Income Tax—The Trust intends to qualify as a regulated investment company and to comply with the applicable provisions of the Internal Revenue Code of 1986, as amended, and to distribute substantially all of its taxable income to its shareholders.  Therefore, no federal income tax provision is required.

c)          Distribution to Shareholders—Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date.

d)          Use of Estimates—The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period.  Actual results could differ from those estimates.

e)          Other—Investment and shareholder transactions are recorded on trade date.  The Fund determines the gain or loss realized from the investment transactions by comparing the original cost of the security lot sold with the net sales proceeds.  Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis.  Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

EPIPHANY FUNDS

NOTES TO FINANCIAL STATEMENTS (continued)

April 30, 2008 (Unaudited)	SEMI-ANNUAL REPORT

(1)         ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (continued)

f)           Redemption fees and sales charges (loads)—Shareholders of Class N shares that redeem shares within 60 days of purchase will be assessed a redemption fee of 2.00% of the amount redeemed.  The redemption fee is paid directly to and retained by the Fund, and is designed to deter excessive short-term trading and to offset brokerage commissions, market impact and other costs that may be associated with short-term money movement in and out of the Fund.  A maximum sales charge of 5.00% is imposed on Class A shares.  Shareholders of Class C shares are imposed a contingent deferred sales charge (“CDSC”) of 1.00% in the event of certain redemption transactions within one year following such investments.  The CDSC is paid directly to the Adviser to reimburse expenses incurred in providing distribution-related services to the Fund.  There were no redemption fees paid to the Fund or CDSC fees paid to the Adviser for the six month period ended April 30, 2008.

(2)         CAPITAL SHARE TRANSACTIONS

      Transactions in shares of capital stock for the Fund for the six month period ended April 30, 2008 were as follows:

	Class N		Class A
	Shares	Amount	Shares	Amount
Sold	51,085	$472,215	853	$7,482
Reinvested	2,553	24,236	2	15
Redeemed	(27,024)	(241,893)	-	-
Net Increase	26,614	$254,558	855	$7,497

	Class C
	Shares	Amount
Sold	1,101	$10,000
Reinvested	1	6
Redeemed	-	-
Net Increase	1,102	$10,006

Transactions in shares of capital stock for the Fund for the period from January 8, 2007 to October 31, 2007 were as follows:

	Class N
	Shares	Amount
Sold	172,837	$1,765,887
Reinvested	218	2,235
Redeemed	(64,278)	(659,739)
Net Increase	108,777	$1,108,383

(3)        INVESTMENT TRANSACTIONS

For the six month period ended April 30, 2008, aggregate purchases and sales of investment securities (excluding short-term investments) for the Fund were as follows:

Purchases	Sales
$1,017,236	$684,743

There were no government securities purchased or sold during the period.

EPIPHANY FUNDS

NOTES TO FINANCIAL STATEMENTS (continued)

April 30, 2008 (Unaudited)	SEMI-ANNUAL REPORT

(4)        ADVISORY AGREEMENT AND OTHER RELATED PARTY TRANSACTIONS

Trinity Fiduciary Partners LLC (the "Adviser") acts as investment adviser for the Fund pursuant to the terms of the Management Agreement (the "Management Agreement").  Under the terms of the Management Agreement, the Adviser, subject to the supervision of the Board, provides or arranges to be provided to the Fund such investment advice as it deems advisable and will furnish or arrange to be furnished a continuous investment program for the Fund consistent with the Fund’s investment objective and policies.  As compensation for its services, the Fund is obligated to pay the Adviser a fee computed and accrued daily and paid monthly in arrears at an annual rate of 0.75% of the average daily net assets of the Fund.  For the six month period ended April 30, 2008, the Fund incurred $4,658 of management fees, before the waiver and reimbursement described below, with $0 remaining payable at April 30, 2008.

The Adviser has contractually agreed to waive fees and/or reimburse expenses but only to the extent necessary to maintain total annual operating expenses (excluding brokerage fees and commissions; borrowing costs, such as interest; taxes; indirect expenses incurred by the underlying funds in which the Fund invests; and extraordinary expenses) at 1.50% of the Fund's average daily net assets through February 28, 2009.  Each waiver or reimbursement by the Adviser is subject to repayment by the Fund within the three fiscal years following the fiscal year in which the expense is incurred, provided that the Fund is able to make the repayment without exceeding the expense limitation in effect at that time.  For the six month period ended April 30, 2008, the Adviser waived management fees of $4,658 and reimbursed $54,041 of Fund expenses, of which, $18,255 was due from the Adviser as of April 30, 2008.  At April 30, 2008, the cumulative unreimbursed amount paid and/or waived by the Adviser on behalf of the Fund is $202,571.  The Adviser may recapture $143,872 no later than October 31, 2010 and $58,699 no later than October 31, 2011.

A Trustee of the Trust is the Chief Executive Officer of the Adviser.

The Trust has entered into an Investment Company Services Agreement (the "Services Agreement") with Matrix Capital Group, Inc. (“Matrix” or “Administrator”).  Pursuant to the Services Agreement, Matrix provides day-to-day operational services to the Fund including, but not limited to, accounting, administrative, dividend disbursing, transfer agent and registrar services.  For these services to the Trust, the Fund pays Matrix the greater of $9 per active shareholder account per year or a minimum fee of $625 per month plus the greater of $17,500 per year or an asset based fee of 0.07% of the Fund’s first $25 million in assets, 0.06% on assets in excess $25 million to $50 million, 0.04% on assets in excess of $50 million to $100 million and 0.02% on assets in excess of $100 million.  For the six month period ended April 30, 2008, Matrix earned $18,568 for such services including out of pocket expenses, with $2,051 remaining payable at April 30, 2008.

Pursuant to the Services Agreement, Matrix will provide chief compliance officer services to the Fund.  For these services Matrix will receive $18,000 per year per series.  For the six month period ended April 30, 2008, Matrix earned $8,976 of compliance fees, with $1,476 remaining payable at April 30, 2008.

Matrix also acts as Distributor of the Trust’s shares.  Shares of the Fund are offered to the public on a continuous basis, but the Trust reserves the right to discontinue offering shares of the Fund at any time.

Certain officers of the Fund are officers and/or employees of Matrix.

The Trust has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act, pursuant to which the Fund may pay to the Adviser a fee for certain distribution and promotion expenses related to marketing shares of the Fund of up to 0.25% per annum based on average daily net assets of the Class N and Class A shares and up to 1.00% for Class C shares.  Under the Plan, the Trust may engage in any activities related to the distribution of Fund shares, including without limitation the following:  (a) payments, including incentive compensation, to securities dealers or other financial intermediaries, financial institutions, investment advisers and others that are engaged in the sale of shares of the Fund, or that may be advising shareholders of the Trust regarding the purchase, sale or retention of shares of the Fund; (b) expenses of maintaining personnel (including personnel of organizations with which the Trust has entered into agreements related to this Plan) who engage in or support distribution of shares of the Fund; (c) costs of preparing, printing and distributing prospectuses and statements of additional information and reports of the Fund for recipients other than existing shareholders of the Fund; (d) costs of formulating and implementing marketing and promotional activities, including, but not limited to, sales seminars, direct mail promotions and television, radio, newspaper, magazine and other mass media advertising; (e) costs of preparing, printing and distributing sales literature; (f) costs of obtaining such information, analyses and reports with respect to marketing and promotional activities as the Trust may, from time to time, deem advisable; and (g) costs of implementing and operating this Plan.  For the six month period ended April 30, 2008, the Fund incurred $1,545, $2 and $21 of 12b-1 fees for Class N, Class A and Class C shares, respectively.

EPIPHANY FUNDS

NOTES TO FINANCIAL STATEMENTS (continued)

April 30, 2008 (Unaudited)	SEMI-ANNUAL REPORT

(5)        TAX MATTERS

 For U.S. federal income tax purposes, the cost of securities owned, gross appreciation, gross depreciation, and net unrealized appreciation/(deprecation) of investments at April 30, 2008 were as follows:

Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
$1,362,805	$62,901	$(58,555)	$4,346

The difference between book basis and tax-basis cost and unrealized depreciation is attributable primarily to the tax deferral of losses on wash sales.

For the six month period ended April 30, 2008, the Fund distributed $7,142 of ordinary income and $19,319 of short-term capital gains.  During the period from January 8, 2007 to October 31, 2007, the Fund distributed ordinary income in the amount of $2,323.

The Fund’s tax basis capital gains and losses are determined only at the end of each fiscal year.  As of October 31, 2007, the components of distributable earnings presented on an income tax basis were as follows:

Gross Unrealized Appreciation	$25,373
Gross Unrealized Depreciation	(60,669)
Net Unrealized Depreciation	(35,296)
Undistributed Ordinary Income	20,151
Distributable Earnings, Net	$(15,145)

(6)        NEW ACCOUNTING PRONOUNCEMENTS

Effective June 29, 2007 the Fund adopted Financial Accounting Standards Board (FASB) Interpretation No. 48 (FIN 48), “Accounting for Uncertainty in Income Taxes”, a clarification of FASB No. 109, “Accounting for Income Taxes”.  FIN 48 establishes financial reporting rules regarding recognition and measurement of tax positions taken or expected to be taken on a tax return.  FIN 48 was applied to all open tax years as of the effective date.  The adoption of FIN 48 had no impact on the Fund’s net assets or results of operations.

As of and during the period ended April 30, 2008, the Fund did not have a liability for any unrecognized tax benefits.  The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statements of operations.  During the period, the Fund did not incur any interest or penalties.

In September 2006, FASB issued Statement of Financial Accounting Standards (“SFAS”) No. 157 “Fair Value Measurements”.  This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosure about fair value measurements.  SFAS No. 157 applies to fair value measurements already required or permitted by existing standards.  SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years.  The changes to current generally accepted accounting principles from the application of this Statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements.  As of April 30, 2008, the Fund does not believe the adoption of SFAS No. 157 will impact the amounts reported in the financial statements; however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements reported on the statement of changes in net assets for a fiscal period.

EPIPHANY FUNDS

NOTES TO FINANCIAL STATEMENTS (continued)

April 30, 2008 (Unaudited)	SEMI-ANNUAL REPORT

(7)        BENEFICIAL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the Investment Company Act of 1940.  As of April 30, 2008, Charles Schwab & Co., Inc. held 29% of the Class N shares in an omnibus account for the sole benefit of their customers, and may therefore be deemed to control the Fund.

(8)        SPECIAL MEETING OF SHAREHOLDERS

Prior to December 5, 2007, the Adviser was controlled by Sam Saladino and Adam Auten.  On December 5, 2007, Keith Hutton acquired over 25% of the outstanding membership interests of the Adviser.  Although Mr. Saladino and Mr. Auten continue to own membership interests in the Adviser, are officers of the Adviser, and will continue to exercise control over the day-to-day operations of the Adviser, Mr. Hutton’s acquisition may be considered to be a “change of control” of the Adviser.

Pursuant to the 1940 Act, as amended, a transaction which results in a change in control of an investment adviser causes the management agreement to be “assigned”.  The 1940 Act further provides that a management agreement will automatically terminate in the event of an assignment.  As a result, the shareholders were asked to consider the approval of a new management agreement for the Fund with the Adviser.

A Special Meeting of Shareholders (the “Meeting) was held on April 4, 2008 to consider and approve a proposed Management Agreement (the “Proposed Agreement”) between the Trust and the Adviser.  Approval of the proposal required a separate vote by shareholders of the Fund to bind the Fund.  Approval required the affirmative vote of “a majority of the outstanding voting securities” of the Fund as that term is defined under the 1940 Act.  This means the affirmative vote of the lesser of (a) 67% or more of the shares of the Fund present at the Meeting or represented by proxy if the holders of more than 50% of the outstanding shares are present or represented by proxy at the Meeting or (b) more than 50% of the outstanding shares of the Fund.

At the Meeting, the Fund had 51.03% of shareholders entitled to vote present by proxy.  The Proposed Agreement was approved by the shareholders of the Trust with voting results as follows:

Number of Votes:
	For	Against	Abstain
Epiphany Faith and Family Values 100 Fund	66,050	--	--

(9)        COMMITMENTS AND CONTINGENCIES

In the normal course of business, the Trust may enter into contracts that may contain a variety of representations and warranties and provide general indemnifications.  The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated; however, management considers the risk of loss from such claims to be remote.

Additional Information (Unaudited)

Reference is made to the Prospectus and the Statement of Additional Information for descriptions of the Management Agreement, Services Agreement and Distribution (12b-1) Plan, tax aspects of the Fund and the calculation of the net asset value of shares of the Fund.

The Fund files its complete schedules of portfolio holdings with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q.  The Fund’s Forms N-Q are available on the Commission’s website at http://www.sec.gov.  The Fund’s Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC.  Information on the operation of the Commission’s Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Adviser uses to determine how to vote proxies relating to the Fund’s portfolio securities is available without charge, upon request, by calling 817-529-0444; and on the Commission’s website at http://www.sec.gov.

The Fund filed Form N-PX in August 2007, which describes how the Adviser has voted on all such Fund proxies during the 12-month period ending June 30, 2007.  Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 817-529-0444; and on the Commission’s website at http://www.sec.gov.

APPROVAL OF INVESTMENT ADVISORY AGREEMENT (Unaudited)

At a meeting of the Board of Trustees held on May 8, 2007, the Board, including the Independent Trustees, evaluated the impact of a proposed acquisition of controlling interest of Trinity Fiduciary Partners, LLC ("Trinity") on the Fund.  In evaluating the impact of the acquisition, the Board, including the Independent Trustees, requested and reviewed materials furnished by Trinity, including financial information, and discussed an Interim Management Agreement and the proposed New Management Agreement.

Based on its review, the Board of Trustees believed that approval of the New Management Agreement was in the best interests of the Trust and the Fund's shareholders.  Accordingly, the Board of Trustees, including the Independent Trustees, unanimously approved the terms of the New Management Agreement, subject to approval by the shareholders of the Fund of the New Management Agreement, to take effect if and when the change of control of the Adviser takes place.  In making this recommendation, the Trustees primarily evaluated (i) their satisfaction with the experience, reputation, qualifications and background of Trinity’s investment personnel, (ii) the nature and quality of operations and services including the research tools and overall investment philosophy that Trinity will continue to provide the Fund with no change in fees, (iii) the benefits of continuity in services to be provided by Trinity, and (iv) the fact that the portfolio manager will not change as a result of the change in control.

At the May 8, 2007 meeting, the Trustees were reminded that, at the organizational board meeting held December 1, 2006, they had been provided information about the Adviser and its operations and had also been provided information describing the factors that should be considered with respect to the approval of an investment advisory agreement.  Counsel to the independent trustees explained that the same factors should be considered in approving the Interim Agreement and the New Management Agreement.

As to the nature, extent and quality of the services to be provided by the Adviser to the Fund, the Trustees considered that, under the terms of the Interim Agreement and the New Management Agreement, the Adviser would, subject to the supervision of the Board of Trustees of the Trust, provide or arrange to be provided to the Fund such investment advice as the Adviser in its discretion deems advisable and will furnish or arrange to be furnished a continuous investment program for the Fund consistent with the Fund’s investment objective and policies.  The Adviser will determine the securities to be purchased for the Fund, the portfolio securities to be held or sold by the Fund and the portion of the Fund’s assets to be held uninvested, subject always to the Fund’s investment objective, policies and restrictions, and subject further to such policies and instructions as the Board of Trustees may from time to time establish.  The Trustees noted that they had discussed at the organizational board meeting, the history of the Adviser and the investment experience of its personnel, as well as the quality of the services that they expect to receive from the Adviser. The Trustees noted that they had also discussed the task of achieving positive Fund performance while staying within the constraints of Socially Responsible Guidelines established by the United States Conference of Catholic Bishops.  The Trustees further noted that at the organizational board meeting, they had considered anticipated benefits to the Fund from the Adviser's soft dollar commitment to obtain research that would only be for the benefit of the Fund.  The Board noted that it had also considered the experience and resources to be dedicated to the Fund by the Adviser.

The Adviser reported that its Code of Ethics remains in place, as well as the Adviser's Compliance Policies and Procedures.  The Board concluded that, overall, the nature, extent and quality of the services to be provided to the Fund under the Interim Agreement and the New Management Agreement were consistent with the Board’s expectations.

Because the Fund has not operated for a sufficient period of time necessary for the Board to evaluate its performance, the Trustees noted that they could not consider the investment performance of the Fund in approving the Interim Agreement and the New Management Agreement.  However, the Board was mindful that it had considered the investment performance of the Adviser and the investment strategies and philosophies that would be used by the Adviser in managing the Fund that had been presented by the Adviser at the organizational Board meeting.  It was the consensus of the Trustees that the overall investment philosophy of the Adviser was satisfactory and that the research tools and overall approach employed by the Adviser would provide reasonable returns.

As to comparative fees and expenses, the Trustees noted that at the organizational board meeting, they had considered the management fee to be paid by the Fund and compared those fees to management fees paid by funds in a peer group comprised of other mutual funds with a Catholic values or socially responsible investment objective.  The Trustees noted that they had also compared the total expense ratio of the Fund with the expense ratios of the funds in the peer group and had determined that the Fund’s contractual management fee was within the range for the peer group, while the Fund’s total expense ratio was within the range of total expenses of the peer group.  The Trustees noted that they also considered the Adviser’s agreement to waive fees or reimburse expenses to the extent that the Fund’s total operating expenses exceed certain limits, and that these fee waivers and expense reimbursements would be in effect under the Interim Agreement and the New Management Agreement.  The Trustees concluded that the Fund’s management fees were acceptable in light of the quality of services the Fund expects to receive from the Adviser and the level of fees paid by funds in the peer group.  As to the profits to be realized by the Adviser, the Trustees noted that they had reviewed the Adviser’s estimates of its profitability and its financial condition at the organizational board meeting.  Based on this review, the Trustees concluded that they were satisfied that the Adviser’s expected level of profitability from its relationship with the Fund was reasonable, competitive with that of comparable funds and not excessive under the Interim Agreement and the New Management Agreement.

As to economies of scale and whether fee levels reflect those economies of scale, the Trustees noted that these factors were not relevant given the small size of the Fund; however, it was the consensus of the Board that the issue be revisited as the Fund grows.

As a result of their considerations, the Board of Trustees, including all of the Independent Trustees, determined that the proposed New Management Agreement was in the best interests of the Fund and its shareholders.  Accordingly, the Board of Trustees, by separate vote of the Independent Trustees and the entire Board of Trustees, unanimously approved the New Management Agreement and voted to recommend it to shareholders for approval.  At a special meeting of shareholders held on April 4, 2008, shareholders unanimously approved the New Management Agreement, thereby making the New Management Agreement effective April 4, 2008.

Epiphany Funds
306 West 7th Street
Suite 616
Fort Worth, TX  76102

INVESTMENT ADVISER
Trinity Fiduciary Partners LLC
306 West 7th Street
Suite 616
Fort Worth, TX  76102

ADMINISTRATOR & TRANSFER AGENT
Matrix Capital Group, Inc.
630 Fitzwatertown Road
Building A, Second Floor
Willow Grove, PA 19090-1904

DISTRIBUTOR
Matrix Capital Group, Inc.
420 Lexington Avenue
Suite 601
New York, NY 10170-0002

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Sanville & Company
1514 Old York Road
Abington, PA  19001

LEGAL COUNSEL
Thompson Hine LLP
312 Walnut Street
14th Floor
Cincinnati, OH  45202-4089

CUSTODIAN BANK
Huntington Bancshares, Inc.
7 Easton Oval
Columbus, OH  43219

ITEM 2.	CODE OF ETHICS.
Not applicable for semi-annual report

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.
Not applicable for semi-annual report

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.
Not applicable for semi-annual report

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.
Not applicable at this time.

ITEM 6.	SCHEDULE OF INVESTMENT
Included in Semi-Annual report to shareholders filed under item 1 of this form.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable Fund is an open-end management investment company.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable Fund is an open-end management investment company.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMETN INVESTMENT COMPANY AND AFFILIATED PURCHASERS
Not applicable Fund is an open-end management investment company.

ITEM 10.	SUMBISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS
There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

ITEM 11.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive and principal financial officers have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) There were no significant changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) or in other factors that could affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 12.	EXHIBITS
(1) Not applicable for semi-annual report
(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are filed herewith.
(3) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Epiphany Funds
/s/ Samuel J. Saladino, III
By Samuel J. Saladino, III, President
Date: July 1, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the Following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Samuel J. Saladino, III
By Samuel J. Saladino, III, President
Date: July 1, 2008

/s/ Larry E. Beaver, Jr.
By Larry E. Beaver, Jr., Treasurer
Date: July 1, 2008